RULE 497 FILING

On behalf of the Goldman Sachs Long Short Credit Strategies Fund (the “Fund”), a series of Goldman Sachs Trust, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data file included as exhibits to this filing relates to the prospectus filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(c) on August 3, 2016 (Accession No. 0001193125-16-670280), which is incorporated by reference into this Rule 497 Filing.